UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02258

Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston as of January 31, 2008 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $1,744,501,655 and the Fund owned approximately 92.5% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 12.4% (1)

	Principal
Security	Amount	Value
Aerospace — 0.2%
Hawker Beechcraft Acquisition, Term Loan, 4.73%, Maturing 3/26/14	$369,787	$341,186
Hawker Beechcraft Acquisition, Term Loan, 6.83%, Maturing 3/26/14	4,337,436	4,001,962
		$4,343,148
Automotive & Auto Parts — 0.3%
EPD Holdings (Goodyear Engineering Products), Term Loan, 8.99%, Maturing 7/13/15	$5,410,000	$4,817,156
		$4,817,156
Broadcasting — 0.7%
HIT Entertainment, Inc., Term Loan, 10.38%, Maturing 2/5/13	$13,910,000	$12,449,450
		$12,449,450
Building Materials — 0.6%
PLY GEM Industries, Inc., Term Loan, 7.58%, Maturing 8/15/11	$13,320,118	$11,801,624
		$11,801,624
Capital Goods — 0.3%
Dresser, Inc., Term Loan, 7.41%, Maturing 5/4/14	$4,164,169	$3,742,547
Dresser, Inc., Term Loan, 11.13%, Maturing 5/4/15	2,120,000	1,918,600
		$5,661,147
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 6.35%, Maturing 5/25/13	$3,205,775	$2,933,284
		$2,933,284
Diversified Media — 0.4%
Nielsen Finance, LLC, Term Loan, 6.96%, Maturing 8/9/13	$7,557,878	$7,005,730
		$7,005,730
Energy — 0.6%
SandRidge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$11,760,000	$11,671,800
		$11,671,800
Food Service — 0.2%
RMK Acquisition Corp. (ARAMARK), Term Loan, 5.20%, Maturing 1/26/14	$226,693	$209,408
RMK Acquisition Corp. (ARAMARK), Term Loan, 6.71%, Maturing 1/26/14	3,568,297	3,296,215
		$3,505,623
Gaming — 1.0%
BLB Worldwide Holdings, Term Loan, 9.72%, Maturing 6/30/12	$8,520,000	$7,199,400
Cannery Casino Resorts LLC, Term Loan, 9.20%, Maturing 5/18/14	3,220,000	3,107,300
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	9,325,045	9,161,857
		$19,468,557
Healthcare — 1.2%
Advanced Medical Optics, Inc., Term Loan, 6.77%, Maturing 4/2/14	$2,580,500	$2,412,767
Community Health Systems, Inc., Term Loan, 0.00%, Maturing 7/25/14 (2)	318,329	294,577
Community Health Systems, Inc., Term Loan, 7.33%, Maturing 7/25/14	6,329,451	5,857,179
HCA, Inc., Term Loan, 7.08%, Maturing 11/18/13	16,038,000	14,858,950
		$23,423,473
Homebuilders/Real Estate — 0.6%
Realogy Corp., Term Loan, 4.76%. Maturing 9/1/14	$2,796,553	$2,357,844
Realogy Corp., Term Loan, 7.51%. Maturing 9/1/14	10,387,197	8,757,705
		$11,115,549
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 7.58%, Maturing 5/4/14	$1,576,750	$1,462,436
		$1,462,436

Publishing/Printing — 1.6%
Laureate Education, Inc., Term Loan, Maturing 8/22/15 (3)	$7,930,000	$7,693,800
Laureate Education, Inc., Term Loan, 8.48%, Maturing 8/22/15	6,850,000	5,756,000
Laureate Education, Inc., Term Loan, 9.58%, Maturing 8/22/15	11,618,386	10,340,364
Laureate Education, Inc., Term Loan, 9.86%, Maturing 5/22/08	8,170,000	7,271,300
		$31,061,464
Services — 1.6%
Adesa, Inc., Term Loan, 7.08%, Maturing 10/18/13	$10,547,000	$9,260,646
Catalina Marketing Corp., Term Loan, 10.23%, Maturing 10/1/08	6,747,000	6,184,752
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	2,730,000	2,064,562
Rental Service Corp., Term Loan, 8.15%, Maturing 11/30/13	3,231,113	2,789,527
Sabre, Inc., Term Loan, 5.24%, Maturing 9/30/14	11,934,279	9,817,436
		$30,116,923
Super Retail — 0.6%
Claire’s Stores, Inc., Term Loan, 6.47%, Maturing 5/24/14	$13,372,800	$10,959,010
		$10,959,010
Telecommunications — 2.2%
Intelsat Bermuda, Ltd., Term Loan, 7.13%, Maturing 2/1/14	$4,400,000	$4,310,165
Level 3 Communications, Inc., Term Loan, 6.61%, Maturing 3/13/14	8,010,000	7,429,275
Telesat Canada, Term Loan, 8.37%, Maturing 10/31/08	12,665,000	12,095,075
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	18,995,000	18,140,225
		$41,974,740
Total Senior Floating-Rate Interests (identified cost $256,608,784)		$233,771,114

Corporate Bonds & Notes — 77.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Alion Science and Technologies, Corp., 10.25%, 2/1/15	$2,910	$2,284,350
Bombardier, Inc., 8.00%, 11/15/14 (4)	2,620	2,751,000
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,429,200
		$6,464,550
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,242	$1,180,307
		$1,180,307
Automotive & Auto Parts — 4.9%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$6,560	$6,428,800
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,965	2,675,912
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,532,250
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	14,373,838
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	6,673,142
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	1,965	1,911,709
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	302,452
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,765,754
General Motors Acceptance Corp., 6.375%, 5/1/08	20,790	20,790,000
General Motors Acceptance Corp., 7.00%, 2/1/12	710	616,419
General Motors Acceptance Corp., 7.25%, 3/2/11	13,140	11,879,454
General Motors Acceptance Corp., 7.75%, 1/19/10	6,640	6,354,772
General Motors Acceptance Corp., Variable Rate, 6.119%, 5/15/09	4,555	4,254,037
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 8.663%, 12/1/09	3,740	3,749,350
Tenneco Automotive, Inc., 10.25%, 7/15/13	3,701	3,941,565
Tenneco, Inc., 8.125%, 11/15/15 (4)	2,405	2,405,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,771,825
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (5)	3,683	368
		$91,426,647
Broadcasting — 0.1%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (4)	$2,490	$2,658,075
		$2,658,075

Building Materials — 1.9%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 7.991%, 6/15/12	$5,711	$5,768,110
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	991,537
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,469,600
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	16,315	12,807,275
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009) 3/1/14	7,735	4,370,275
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	11,740	9,685,500
		$36,092,297
Cable/Satellite TV — 1.9%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$3,025	$2,911,562
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	7,655	7,253,112
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	17,769,675
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	4,075,087
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	5,425	4,475,625
		$36,485,061
Capital Goods — 1.1%
American Railcar Industry, 7.50%, 3/1/14	$3,895	$3,524,975
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,575,000
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (4)	3,010	2,889,600
ESCO Corp., Sr. Notes, Variable Rate, 8.866%, 12/15/13 (4)	3,010	2,724,050
RBS Global & Rexnord Corp., 9.50%, 8/1/14	3,775	3,425,812
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	4,522,950
		$20,662,387
Chemicals — 1.1%
CII Carbon, LLC, 11.125%, 11/15/15 (4)	$2,900	$2,784,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (4)	5,335	4,187,975
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	3,525	3,013,875
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (4)	10,020	9,919,800
		$19,905,650
Consumer Products — 1.0%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$11,295	$10,109,025
Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625%, 2/1/08	8,380	8,380,000
		$18,489,025
Containers — 0.7%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,740,750
Pliant Corp. (PIK), 11.85%, 6/15/09	8,907	8,905,900
		$13,646,650
Diversified Financial Services — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (4)	$4,190	$3,938,600
E*Trade Financial Corp., 7.875%, 12/1/15	7,500	5,718,750
Nuveen Investments, Inc., 5.00%, 9/15/10	1,205	1,090,525
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (4)	13,600	13,260,000
		$24,007,875
Diversified Media — 1.6%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,791,000
Affinion Group, Inc., 11.50%, 10/15/15	2,520	2,343,600
CanWest Media, Inc., 8.00%, 9/15/12	12,863	12,252,052
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	3,320	3,021,200
Nielsen Finance, LLC, 10.00%, 8/1/14	6,960	7,064,400
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	3,495	2,743,575
		$29,215,827
Energy — 7.7%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,875	$1,734,375
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	7,885	7,530,175
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,579,062
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,095	3,542,175
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	8,116,110
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,120	1,125,600
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,136,859

Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	$2,855	$2,762,212
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,549,787
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (4)	4,425	4,712,625
OPTI Canada, Inc., 7.875%, 12/15/14 (4)	4,010	3,909,750
OPTI Canada, Inc., 8.25%, 12/15/14 (4)	3,735	3,678,975
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,521,100
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	15,572,875
Petroplus Finance, Ltd., 6.75%, 5/1/14 (4)	955	878,600
Petroplus Finance, Ltd., 7.00%, 5/1/17 (4)	10,455	9,540,187
Plains Exploration & Production Co., 7.00%, 3/15/17	5,575	5,324,125
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,875,625
RAM Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,484,942
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (4)	10,225	9,611,500
SESI, LLC, 6.875%, 6/1/14	1,150	1,115,500
Southwestern Energy Co., 7.50%, 2/1/18 (4)	10,245	10,577,962
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	9,905	9,657,375
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	22,071,175
VeraSun Energy Corp., 9.875%, 12/15/12	1,900	1,871,500
		$145,480,171
Entertainment/Film — 1.1%
AMC Entertainment, Inc., 11.00%, 2/1/16	$11,275	$11,218,625
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	13,550	9,620,500
		$20,839,125
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$6,769,400
		$6,769,400
Food & Drug Retail — 1.1%
Rite Aid Corp., 6.125%, 12/15/08 (4)	$17,775	$17,152,875
Rite Aid Corp., 7.50%, 3/1/17	5,010	4,321,125
		$21,474,000
Food/Beverage/Tobacco — 1.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$9,285	$8,635,050
Dole Foods Co., 7.25%, 6/15/10	7,785	6,889,725
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	4,135	3,866,225
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	1,505	993,300
		$20,384,300
Gaming — 8.1%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (4)	$7,855	$6,598,200
CCM Merger, Inc., 8.00%, 8/1/13 (4)	4,915	4,423,500
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12 (4)	5,045	4,843,200
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	733	725,330
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15 (4)	19,830	14,971,650
Galaxy Entertainment Finance, 9.875%, 12/15/12 (4)	9,105	9,378,150
Galaxy Entertainment Finance, Variable Rate, 9.829%, 12/15/10 (4)	6,440	6,520,500
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (4)	1,875	1,800,000
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (4)	6,745	6,306,575
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,365	9,365,000
Majestic HoldCo, LLC, 12.50%, (0% until 2008), 10/15/11 (4)	3,390	2,093,325
Majestic Star Casino, LLC, 9.50%, 10/15/10	5,315	4,770,212
MGM Mirage, Inc., 7.50%, 6/1/16	6,590	6,359,350
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,865	1,678,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,150	1,132,750
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	8,844,937
Park Place Entertainment, 7.875%, 3/15/10	10,555	9,987,669
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15 (4)	5,855	4,684,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (4)	2,330	2,420,287
San Pasqual Casino, 8.00%, 9/15/13 (4)	2,005	1,914,775
Seminole Hard Rock Entertainment, Variable Rate, 7.491%, 3/15/14 (4)	3,875	3,506,875
Station Casinos, Inc., 7.75%, 8/15/16	2,415	2,140,294
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,800	1,579,500

Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	$17,310	$12,549,750
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (4)	9,455	9,455,000
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (4)	1,470	1,440,600
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (4)	14,210	13,854,750
		$153,344,679
Healthcare — 5.4%
Accellent, Inc., 10.50%, 12/1/13	$3,795	$3,017,025
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,625,400
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (4)	7,885	8,022,988
HCA, Inc., 7.875%, 2/1/11	3,240	3,199,500
HCA, Inc., 8.75%, 9/1/10	27,360	27,565,200
HCA, Inc., 9.125%, 11/15/14	5,335	5,555,069
HCA, Inc., 9.25%, 11/15/16	5,920	6,223,400
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16 (4)	10,535	9,850,225
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,970	8,248,950
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,440,938
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,520	1,497,200
Universal Hospital Service, Inc. (PIK), 8.50%, 6/1/15	1,555	1,578,325
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,289,450
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,462,300
Varietal Distribution Merger, Inc., Sr. Notes (PIK), 10.25%, 7/15/15 (4)	1,635	1,536,900
Viant Holdings, Inc., 10.125%, 7/15/17 (4)	1,583	1,337,635
		$102,450,505
Homebuilders/Real Estate — 0.0%
Stanley Martin Co., 9.75%, 8/15/15	$1,415	$714,575
		$714,575
Leisure — 2.4%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (4)	$4,788	$4,380,766
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (4)	3,635	3,326,025
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.894%, 4/1/12 (4)	6,665	6,098,475
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	14,385	14,852,513
Universal City Florida Holdings, Sr. Notes, Variable Rate, 9.661%, 5/1/10	17,165	16,650,050
		$45,307,829
Metals/Mining — 1.6%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$2,705	$2,123,425
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	12,710	8,992,325
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,225,038
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (4)	10,135	11,553,900
FMG Finance PTY, Ltd., Variable Rate, 9.124%, 9/1/11 (4)	4,130	4,212,600
		$29,107,288
Paper — 2.5%
Georgia-Pacific Corp., 9.50%, 12/1/11	$2,970	$3,103,650
Jefferson Smurfit Corp., 7.50%, 6/1/13	1,555	1,446,150
NewPage Corp., 10.00%, 5/1/12 (4)	10,350	10,350,000
NewPage Corp., 10.00%, 5/1/12	5,380	5,380,000
NewPage Corp., 12.00%, 5/1/13	8,325	8,283,375
NewPage Corp., Variable Rate, 11.161%, 5/1/12	2,585	2,546,225
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	13,145	12,257,713
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	3,095	3,009,888
		$46,377,001
Publishing/Printing — 2.4%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$6,262	$6,402,895
Harland Clarke Holdings, 9.50%, 5/15/15	4,740	3,673,500
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16	8,425	7,582,500
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,815	1,025,475
R.H. Donnelley Corp., 8.875%, 10/15/17 (4)	19,190	16,359,475
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (4)	13,615	10,585,663
		$45,629,508

Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (4)	$2,350	$2,238,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	6,985	6,775,450
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,139,050
		$18,152,875
Restaurants — 0.8%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$6,633,600
NPC International, Inc., 9.50%, 5/1/14	10,535	9,112,775
		$15,746,375
Services — 4.5%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$9,960	$9,636,300
Education Management, LLC, Sr. Sub Notes, 10.25%, 6/1/16	15,125	14,482,188
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14 (4)	795	711,525
KAR Holdings, Inc., Sr. Notes, Variable Rate, 8.911%, 5/1/14 (4)	2,805	2,342,175
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (4)	5,110	5,288,850
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,765,625
Neff Corp., Sr. Notes, 10.00%, 6/1/15	1,570	753,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	6,850,638
RMK Acquisition Corp., (ARAMARK), Sr. Notes, 8.50%, 2/1/15	2,109	2,109,000
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12	12,979	13,598,054
Travelport, LLC, 9.875%, 9/1/14	10,405	10,040,825
Travelport, LLC, 11.875%, 9/1/16	2,829	2,701,695
United Rentals North America, Inc., 6.50%, 2/15/12	785	726,125
West Corp., 9.50%, 10/15/14	14,400	13,464,000
		$85,470,600
Steel — 1.0%
RathGibson, Inc., 11.25%, 2/15/14	$8,245	$8,162,550
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15 (4)	1,185	1,119,825
Ryerson, Inc., Sr. Notes, Variable Rate, 12.574%, 11/1/14 (4)	790	730,750
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12 (4)	8,365	8,385,913
		$18,399,038
Super Retail — 8.0%
GameStop Corp., 8.00%, 10/1/12	$27,290	$28,449,825
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 10.009%, 3/15/14	7,470	6,162,750
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,100	6,561,000
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	5,995	5,365,525
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	10,510	8,565,650
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,615	5,643,075
Neiman Marcus Group, Inc., 10.375%, 10/15/15	43,350	43,350,000
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14	4,115	3,909,250
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,275	7,385,438
Toys “R” Us, 7.375%, 10/15/18	9,495	6,599,025
Yankee Acquisition Corp., 8.50%, 2/15/15	17,455	15,011,300
Yankee Acquisition Corp., 9.75%, 2/15/17	16,690	13,685,800
		$150,688,638
Technology — 2.3%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$17,350	$14,270,375
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	5,255	4,722,931
Avago Technologies Finance, 10.125%, 12/1/13	3,260	3,406,700
Avago Technologies Finance, 11.875%, 12/1/15	2,330	2,446,500
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (4)	17,480	14,858,000
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	450	414,563
SunGard Data Systems, Inc., 9.125%, 8/15/13	3,145	3,207,900
		$43,326,969
Telecommunications — 3.3%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$5,490	$5,640,975
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (4)	5,835	5,163,975
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (4)	13,975	12,332,938
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (4)	5,375	5,475,781
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	6,130	6,145,325
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17	8,075	6,581,125
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14	4,665	4,035,225

Qwest Communications International, Inc., 7.50%, 2/15/14	$11,465	$11,407,675
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,543,750
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	805	829,150
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (4)	1,660	1,518,900
		$62,674,819
Textiles/Apparel — 1.9%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,537,550
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	8,065	7,883,538
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	13,113	12,883,523
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	9,400	9,071,000
Phillips-Van Heusen, Sr. Notes, 7.25%, 2/15/11	620	624,650
Phillips-Van Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,100,000
		$36,100,261
Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14 (4)	$7,545	$7,167,750
		$7,167,750
Utilities — 4.6%
AES Corp., Sr. Notes, 8.00%, 10/15/17	$2,130	$2,183,250
AES Corp., Sr. Notes, 8.75%, 5/15/13 (4)	1,923	2,019,150
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	335,685
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,648	2,885,904
Dynegy Holdings, Inc., 7.75%, 6/1/19	8,085	7,397,775
Dynegy Holdings, Inc., 8.375%, 5/1/16	3,370	3,294,175
Edison Mission Energy, 7.50%, 6/15/13	3,895	4,002,113
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (4)	15,170	15,094,150
NGC Corp., 7.625%, 10/15/26	7,090	6,097,400
NRG Energy, Inc., 7.25%, 2/1/14	245	239,181
NRG Energy, Inc., 7.375%, 1/15/17	7,580	7,362,075
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,380	2,305,625
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	15,497,113
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	769,300
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (4)	9,980	9,855,250
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (4)	8,160	8,058,000
		$87,396,146
Total Corporate Bonds & Notes (identified cost $1,553,336,970)		$1,463,236,203

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.4%
L-3 Communications Corp., 3.00%, 8/1/35 (4)	$5,745	$7,260,244
Total Convertible Bonds (identified cost $5,810,669)		$7,260,244

Common Stocks — 2.2%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A (7)	2,143	$53,918
		$53,918
Containers — 0.2%
Greif, Inc.	42,800	$2,816,240
		$2,816,240
Energy — 0.1%
Key Energy Services, Inc. (7)	105,410	$1,243,838
		$1,243,838

Gaming — 0.3%
Fontainebleau Equity Holdings, Class A (6) (8)	301,724	$3,620,688
Shreveport Gaming Holdings, Inc. (6) (7) (8)	3,597	89,925
Trump Entertainment Resorts, Inc. (7)	538,544	2,385,750
		$6,096,363
Healthcare — 0.1%
Universal Health Services, Inc., Class B	38,334	$1,806,681
		$1,806,681
Leisure — 0.0%
HRP, Class B (4) (7)	3,730	$37
		$37
Super Retail — 1.4%
GameStop Corp., Class A (7)	493,382	$25,522,651
GNC Acquisition Holdings, Class A (8)	204,221	1,021,105
		$26,543,756
Telecommunications — 0.1%
American Tower Corp., Class A (7)	68,009	$2,552,378
		$2,552,378
Total Common Stocks (identified cost $43,954,926)		$41,113,211

Convertible Preferred Stocks — 0.9%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$9,588,082
Chesapeake Energy Corp., 5.00% (4)	21,939	2,465,395
		$12,053,477
Telecommunications — 0.3%
Crown Castle International Corp. (PIK), 6.25%	85,673	$4,840,524
		$4,840,524
Total Convertible Preferred Stocks (identified cost $15,115,555)		$16,894,001

Preferred Stocks — 0.4%

Security	Shares/Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK) (6) (8)	7,444	$6,713,590
		$6,713,590
Super Retail — 0.0%
GNC Acquisition Holdings (8)	69,779	$348,895
		$348,895
Total Preferred Stocks (identified cost $7,792,725)		$7,062,485

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate (7)	10,260,000	$679,725
Adelphia, Inc., Escrow Certificate (7)	5,085,000	336,881
Adelphia Recovery Trust (7)	14,818,854	954,038
		$1,970,644
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7)	2,205,000	$221
Mirant Corp., Escrow Certificate (6) (7) (8)	4,900,000	490
		$711
Total Miscellaneous (identified cost $13,800,475)		$1,971,355

Warrants — 0.0%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (7)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	6,338	$329,566
		$329,566
Total Warrants (identified cost $182,579)		$329,566

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (9)	$77,493	$77,492,530
Total Short-Term Investments (identified cost $77,492,530)		$77,492,530
Total Investments — 98.1% (identified cost $1,974,095,213)		$1,849,130,709
Less Unfunded Loan Commitments — (0.0)%		$(318,329)
Net Investments — 98.1% (identified cost $1,973,776,884)		$1,848,812,380
Other Assets, Less Liabilities — 1.9%		$36,814,491
Net Assets — 100.0%		$1,885,626,871

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $401,493,596 or 21.3% of the Portfolio’s net assets.

(5)		Defaulted security.
(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)		Non-income producing security.
(8)		Restricted security.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $1,346,972.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,977,806,643
Gross unrealized appreciation	$15,327,380
Gross unrealized depreciation	(144,321,643)
Net unrealized depreciation	$(128,994,263)

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Fair Value

GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$1,021,105

GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		348,895

Fontainebleau Equity Holdings, Class A	6/01/07	301,724	3,620,688		3,620,688

Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	7,444	7,443,830		6,713,590

Mirant Corp., Escrow Certificate	1/05/06	4,900,000	0	(1)	490

Mirant Corp., Escrow Certificate	1/05/06	2,205,000	0		221

Peninsula Gaming LLC, Convertible Preferred Membership Interest, Exp. 9/27/09	7/08/99	6,338	0	(1)	329,566

Shreveport Gaming Holdings, inc.		3,597	5,180		89,925
Total Restricted Securities			$12,439,698		$12,124,480

(1)	Less than $0.50.

A summary of obligations under these financial instruments at January 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp.	Sell	$3,475	3.20%	12/20/2009	$(142,696)
	Rite Aid	Sell	10,605	5.70	6/20/2008	(142,620)
Citigroup, Inc.	First Data Corp.	Sell	6,950	3.20	12/20/2009	(332,960)
	First Data Corp.	Sell	6,950	3.55	12/20/2009	(297,460)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	3,400	7.25	9/20/2010	(20,577)
JPMorgan Chase Bank	AMD Series B	Sell	3,500	6.50	12/20/2012	(304,660)
	AMD Series C	Sell	3,500	6.40	12/20/2012	(316,016)
	Ford Motor Corp.	Sell	6,800	6.75	9/20/2008	52,658
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	7,040	7.20	12/20/2009	5,552
	Ford Motor Corp.	Sell	7,110	8.00	3/20/2010	(46,193)
	Ford Motor Corp. Series C	Sell	14,100	6.10	12/20/2008	(24,446)
	General Motors Corp.	Sell	10,200	6.50	9/20/2008	141,058

	General Motors Corp.	Sell	7,050	5.90	12/20/2009	(135,945)
	General Motors Corp.	Sell	7,040	7.00	12/20/2009	31,153
	Rite Aid	Sell	3,530	3.90	12/20/2008	(188,474)
	Rite Aid Series B	Sell	7,070	5.60	3/20/2009	(382,204)
	Rite Aid Series C	Sell	3,400	5.60	3/20/2009	(184,868)
	Toys “R” Us	Sell	7,000	4.65	12/20/2008	(198,004)
	Toys “R” Us	Sell	3,535	8.90	3/20/2013	(272,754)
Morgan Stanley Capital Services, Inc.	ARAMARK	Sell	6,800	4.82	9/20/2012	(31,475)
	Intelsat Ltd.	Sell	7,060	3.75	12/20/2008	(182,539)
RBS Greenwich Capital	First Data Corp., Series E	Sell	6,960	3.95	12/20/2010	(463,729)
	First Data Corp., Series F	Sell	3,480	3.90	12/20/2010	(260,527)
						$(3,697,726)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 15, 2008

By:	/s/ Barbara E, Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008